Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Deferred income taxes	$ 82,000	$ 121,000
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	3,100,000
Tax-related interest income	0	$ 21,000	$ 523,000
General Business Tax Credit Carryforward
Income Tax Disclosure [Line Items]
Tax credit carryforward	4,000,000
Capital Loss Carryforward
Income Tax Disclosure [Line Items]
Tax credit carryforward	0
Federal
Income Tax Disclosure [Line Items]
Operating loss carryforward	932,800,000
Foreign
Income Tax Disclosure [Line Items]
Operating loss carryforward	21,200,000
State
Income Tax Disclosure [Line Items]
Operating loss carryforward	519,000,000
Southwest Gas Corporation
Income Tax Disclosure [Line Items]
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	$ 2,600,000